Equity (Details) - shares	6 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019	Jun. 30, 2018
Equity [Abstract]
Beginning balance of warrants outstanding, Number of shares	2,396,747	359,727	359,727	359,727
Ending balance of warrants outstanding, Number of shares	2,396,747	359,727	2,396,747	359,727
Balance of warrants outstanding, Weighted average life	4 years 2 months 5 days	3 years 4 months 20 days	4 years 8 months 5 days	4 years 4 months 20 days
Balance of warrants outstanding, Expiration dates		Nov. 20, 2022		Nov. 20, 2022